IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 204	$ 394
Increase (decrease) in EVE	(1,356)	(883)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(242)	(415)
Increase (decrease) in EVE	1,237	826
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	159	303
Increase (decrease) in EVE	(956)	(588)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(193)	(327)
Increase (decrease) in EVE	829	507
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	45	91
Increase (decrease) in EVE	(400)	(295)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(49)	(88)
Increase (decrease) in EVE	$ 408	$ 319